Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Small Cap Growth Fund
(the "Fund")
Supplement dated January 19, 2024
to the Fund's Class A, Class C, Class I, Class R, Class R6, and Class W Shares'
Summary Prospectus and Prospectus, each dated September 30, 2023
(together, the "Prospectuses")
On January 10, 2024, the Board of Trustees of Voya Equity Trust approved changes with respect to the Fund's principal investment strategies and principal risks, effective on or about May 1, 2024.
Effective on or about May 1, 2024, the Prospectuses are revised as follows:
1.The section of the Prospectuses entitled "Principal Investment Strategies" in the Fund's Summary Section is revised to include the following paragraph:
In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance ("ESG") factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company's ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser's evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser's decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser.
2.The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:
Environmental, Social, and Governance (Equity): The Sub-Adviser's consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub- Adviser's assessment of ESG factors in respect of a company may rely on third party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund's assets that will be invested in companies that the Sub- Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Fund will have less exposure to certain companies due to the Sub-Adviser's assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.

Voya Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Small Cap Growth Fund
(the "Fund")
Supplement dated January 19, 2024
to the Fund's Class A, Class C, Class I, Class R, Class R6, and Class W Shares'
Summary Prospectus and Prospectus, each dated September 30, 2023
(together, the "Prospectuses")
On January 10, 2024, the Board of Trustees of Voya Equity Trust approved changes with respect to the Fund's principal investment strategies and principal risks, effective on or about May 1, 2024.
Effective on or about May 1, 2024, the Prospectuses are revised as follows:
1.The section of the Prospectuses entitled "Principal Investment Strategies" in the Fund's Summary Section is revised to include the following paragraph:
In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance ("ESG") factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company's ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser's evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser's decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser.
2.The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:
Environmental, Social, and Governance (Equity): The Sub-Adviser's consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub- Adviser's assessment of ESG factors in respect of a company may rely on third party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund's assets that will be invested in companies that the Sub- Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Fund will have less exposure to certain companies due to the Sub-Adviser's assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.